Leases	9 Months Ended
Sep. 30, 2022
Leases
Leases

10. Leases

Acquisition of Changzhou Manufacturing Base Phase I and Phase II and termination of lease agreements

In November 2021, Jiangsu CHJ, as a subsidiary of the Group, entered into an equity transfer agreement to acquire an 100% equity interest in Changzhou Chehejin which owns the legal title of Changzhou Manufacturing Base Phase I and Phase II Land use rights and Plants. According to the equity transfer agreement, the total consideration for this transaction was RMB567,118 in cash, of which RMB537,009 was paid as of September 30, 2022. Upon the completion of the transaction, the legal titles of Changzhou Manufacturing Base Phase I and II, including Land use rights and Plants, were transferred to the Group, and the original lease agreements were terminated accordingly.

There were no inputs and substantive processes acquired to significantly contribute to the ability to create outputs (no workforce or revenue supporting processes were acquired in connection with this transaction).Accordingly, this transaction was accounted for as an asset acquisition.

According to ASC 842-20-40-2, the termination of a lease that results from the purchase of an underlying asset by the lessee is not the type of termination of a lease contemplated but, rather, is an integral part of the purchase of the underlying asset. Upon the Group’s purchase of the Changzhou Manufacturing Base Phase I and II Land use right and Plants, the difference between the total consideration of this transaction and the carrying amount of the lease liabilities arising from Phase I assets and short-term borrowings arising from Phase II assets immediately prior to the transaction was recorded as an adjustment of the carrying amount of the asset, with an amount of RMB47,876 on the consolidated balance sheet as of December 31, 2021.

Acquisition of land use rights in Changzhou and Chongqing

For the nine months ended September 30, 2022, the Group acquired land use rights to construct production plants and facilities for manufacturing vehicles of the Group in Changzhou and Chongqing, the PRC. The total consideration of land use rights was RMB683,433.

Land use rights are classified as an operating lease and are recorded at cost, as a right of use asset less accumulated amortization. Amortization is provided on a straight-line basis over the estimated useful lives which are 50 years that represent the terms of land use rights certificate. The Group recorded amortization of land use rights in Changzhou and Chongqing of RMB9,112 for the nine months ended September 30, 2022.